Note 3 - Vessels, Net	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2020	132,863,067	(16,632,734)	116,230,333
Depreciation for the period	-	(3,386,726)	(3,386,726)
Capitalized expenses	92,477	-	92,477
Vessel held for sale	(10,752,242)	3,689,943	(7,062,299)
Balance, June 30, 2020	122,203,302	(16,329,517)	105,873,785

In
January 2020,
M/V "EM Oinousses", a
2,506
teu
2000
-built container carrier, experienced an engine room fire while sailing off Mozambique carrying empty containers. The fire was extinguished without any injuries to the crew. On
July 6, 2020,
the Company signed a Memorandum of agreement to sell the vessel for scrap for net proceeds of
$3.7
million following an agreement with the H&M underwriters to sell the vessel for scrap as is without effecting permanent repairs (see note
6
). M/V EM Oinousses, was written down to its fair market value less costs to sell amounting to
$3.7
million, resulting in a non-cash loss of
$0.1
million compared to its net book value of
$3.8
million and is presented within "Vessels held for sale” in the unaudited condensed consolidated balance sheet. This amount is presented in the "Loss on write-down of vessel held for sale" line in the "Operating Expenses" section of the unaudited condensed consolidated statements of operations.

In
February 2020,
the Company entered into an agreement to sell for scrap the M/V "Manolis P”, a
1,452
teu
1995
-built container carrier, in line with the Company's strategy to dispose older vessels. The vessel reached her destination port on
April 7, 2020,
but the sale was
not
completed due to complications during its delivery to the buyers related to COVID-
19
restrictions and port lockdowns in the territory of arrival (Alang, India). A dispute with the buyers is in arbitration. The advance received from the buyers amounting to
$1,133,817
was transferred from the Company's bank account to an escrow account following this dispute. On
June 19, 2020,
the Company signed a Memorandum of agreement to sell the vessel for scrap for net proceeds of
$2.0
million to new buyers. As of
June 30, 2020,
the vessel is presented within "Vessels held for sale” in the unaudited condensed consolidated balance sheet with a value of
$1.9
million, representing its net book value of
$1.7
million plus expenses already incurred in relation to the sale of the vessel amounting to
$0.1
million. The Company received a deposit for the sale of
$0.5
million, which is presented as "Liability associated with vessel held for sale" in the in the unaudited condensed consolidated balance sheet.

On
June 30, 2020
the Company decided to sell for scrap M/V "Kuo Hsiung" a
1,169
teu
1993
-built container carrier, in line with the Company's strategy to dispose older vessels. As of
June 30, 2020,
the vessel is presented within "Vessels held for sale” in the unaudited condensed consolidated balance sheet with a value of
$1.6
million. On
July 13, 2020,
the Company signed a Memorandum of agreement to sell the vessel for scrap for net proceeds of
$1.9
million.

As of
June 30, 2020
all vessels are used as collateral under the Company's loan agreements (see Note
7
).